NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
Schedule of Maturities of Long-Term Obligation	The minimum annual principal payments of notes payable at December 31, 2015 were:

2017	$500,000
2018	—
2019	—
2020 and thereafter	575,000
Total minimum principal payments	$1,075,000